Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Deferred offering costs in connection with the Merger			$ 2,811	$ 0
Transaction costs in connection with the Merger	$ 4,124	$ 4,100